Significant Accounting Policies (Dividends) (Details) (Berkshire Hathaway [Member], Preferred Stock [Member], USD $) In Billions, unless otherwise specified	Dec. 29, 2013
Berkshire Hathaway [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Equity Method Investment, Summarized Financial Information, Redeemable Preferred Stock	$ 8.0
Dividends Payable, Annual, Percent	9.00%